Income before Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
PRC		138,755	67,004	60,456
Non-PRC		(1,069)	(45)	(7,627)
Income before income tax expense	$ 22,100	137,686	66,959	52,829